Related parties (Tables)	12 Months Ended
Dec. 31, 2021
The table below summarizes the balances and transactions with related parties:

The table below summarizes the balances and transactions with related parties:

	2021	2020

Assets
Trade receivables (a)	692	174
Related parties (b)	-	421
	692	595
Current	692	174
Non-current	-	421

Liabilities
Accounts payable to selling shareholders (c)	54,556	-
	54,556	-
Current	27,278	-
Non-current	27,278	-

	2021	2020	2019

Other income
UEPC (a)	752	104	557
	752	104	557
Lease
RVL Esteves Gestão Imobiliária S.A.	15,336	11,288	10,417
UNIVAÇO Patrimonial Ltda.	3,210	2,915	2,816
IESVAP Patrimonial Ltda.	4,560	3,470	2,609
	23,106	17,673	15,842

(a)	Refers to sales of educational content from Medcel to UEPC.
(b)	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services recorded in other assets. This amount was paid in December 2021.
(c)	Refers to amounts to be payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. 50% of the transaction is due in two equal annual installments, adjusted by the CDI rate.

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2021	2020	2019
Short-term employee benefits	11,933	9,629	4,947
Share-based compensation plan	20,251	23,989	13,893
	32,184	33,618	18,840